Segment Reporting - Schedule of Revenue and Property, Plant and Equipment by Geography (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 4,825	$ 4,828
Property, plant and equipment, net of depreciation	3,504		$ 3,201
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,083	3,058
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	852	880
Property, plant and equipment, net of depreciation	3,504		$ 3,201
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	795	890
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 95